Schedule of Effects of Reinsurance on Premiums and Contract Charges (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Effects of Reinsurance [Line Items]
Direct premiums and contract charges	$ 163,745	$ 158,836	$ 155,439
Total premiums and contract charges	144,590	138,166	132,516
Non-affiliate
Effects of Reinsurance [Line Items]
Assumed premiums and contract charges	652	741	830
Ceded premiums and contract charges	(18,200)	(20,032)	(21,515)
Affiliate
Effects of Reinsurance [Line Items]
Ceded premiums and contract charges	$ (1,607)	$ (1,379)	$ (2,238)